Income Taxes - Schedule of Deferred Tax Assets and Liabilities from Federal and State Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss	$ 20,336	$ 15,431
Research and development credits	1,400	1,473
Depreciation and amortization	33	112
Stock based compensation	119	114
Derivative liability	0	735
Accruals and other	194	86
Deferred tax assets gross	22,082	17,951
Less valuation allowance	(22,082)	(17,523)
Total deferred tax assets	0	428
Deferred tax liabilities:
Debt discount	0	(428)
Net deferred tax assets	$ 0	$ 0